Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Share of results of joint ventures, net of tax:
Y & C Engine Co., Ltd	(4,019)	15,680	4,009	579
MTU Yuchai Power Co., Ltd.	74,727	86,504	102,789	14,848
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	(4,508)	987	4,275	618
Other joint ventures	(4,117)	(1,618)	(5)	(1)
	62,083	101,553	111,068	16,044

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	34,872	37,116	5,362
MTU Yuchai Power Co., Ltd	286,841	293,521	42,399
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	16,856	21,131	3,052
Other joint ventures	10	5	1
	338,579	351,773	50,814

Summary of Significant Joint Ventures

Details of significant joint ventures of the Group are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2024	31.12.2025
			%	%
Held by subsidiaries
Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy-duty diesel engines, spare parts and after-sales services	PRC	34.4	34.4
MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	PRC	35.7	35.9
Guangxi Purem Yuchai Automotive Technology Co., Ltd. (“Purem”)	Application development, production, sales and service on engine exhaust control systems	PRC	37.4	37.4

Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements

Summarized financial information of the Group’s significant joint ventures, based on its IFRS financial statements, and reconciliation with the carrying amount of investment in the consolidated financial statements are as follows:

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,562,179	708,432	79,119	2,349,730
Depreciation and amortization	(63,648)	(8,682)	(7,557)	(79,887)
Interest (expense)/income, net	(22,508)	6,762	36	(15,710)
Income tax expense	—	(34,767)	—	(34,767)
Profit/(loss) for the year, representing total comprehensive income for the year	(6)	150,030	(9,201)	140,823
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	(3)	75,015	(4,508)
Unrealized profit on transactions with joint venture	(4,016)	(288)	—
Group’s share of results of significant joint ventures	(4,019)	74,727	(4,508)	66,200
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(4,117)
Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				62,083

	31.12.2024
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	615,724	80,622	42,707	739,053
Current assets
- Cash and bank balances	63,381	610,900	40,084	714,365
- Others	443,449	253,523	29,891	726,863
Total assets	1,122,554	945,045	112,682	2,180,281
Non-current liabilities	(185,872)	(5,101)	—	(190,973)
Current liabilities	(840,925)	(360,026)	(78,282)	(1,279,233)
Total liabilities	(1,026,797)	(365,127)	(78,282)	(1,470,206)
Net assets	95,757	579,918	34,400	710,075
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of net assets	43,091	289,959	16,856
Unrealized profit on transactions with joint venture	(8,219)	(3,118)	—
Carrying amount of significant joint ventures	34,872	286,841	16,856	338,569
Carrying amount of other joint ventures				10
Carrying amount of the investment in joint ventures				338,579

6.
Investment in joint ventures (cont’d)

	31.12.2024
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,492,662	973,322	78,569	2,544,553
Depreciation and amortization	(73,861)	(9,471)	(7,198)	(90,530)
Interest (expense)/income, net	(20,545)	10,570	47	(9,928)
Income tax expense	—	(57,484)	—	(57,484)
Profit for the year, representing total comprehensive income for the year	12,587	173,606	2,014	188,207
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	5,664	86,803	987
Unrealized profit on transactions with joint venture	10,016	(299)	—
Group’s share of results of significant joint ventures	15,680	86,504	987	103,171
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(1,618)
Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				101,553

	31.12.2025
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	539,207	88,162	35,918	663,287	95,812
Current assets
- Cash and bank balances	104,775	580,501	53,642	738,918	106,737
- Others	637,160	385,677	36,032	1,058,869	152,954
Total assets	1,281,142	1,054,340	125,592	2,461,074	355,503
Non-current liabilities	(143,292)	(3,491)	—	(146,783)	(21,203)
Current liabilities	(1,027,896)	(459,815)	(82,466)	(1,570,177)	(226,812)
Total liabilities	(1,171,188)	(463,306)	(82,466)	(1,716,960)	(248,015)
Net assets	109,954	591,034	43,126	744,114	107,488
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of net assets	49,479	295,517	21,131
Unrealized profit on transactions with joint venture	(12,363)	(1,996)	—
Carrying amount of significant joint ventures	37,116	293,521	21,131	351,768	50,813
Carrying amount of other joint ventures				5	1
Carrying amount of the investment in joint ventures				351,773	50,814

6.
Investment in joint ventures (cont’d)

	31.12.2025
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,840,027	1,330,067	108,666	3,278,760	473,618
Depreciation and amortization	(69,628)	(14,658)	(6,096)	(90,382)	(13,056)
Interest (expense)/income, net	(21,544)	8,468	87	(12,989)	(1,876)
Income tax expense	—	(70,115)	—	(70,115)	(10,128)
Profit for the year, representing total comprehensive income for the year	14,148	211,117	8,725	233,990	33,800
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	6,366	105,558	4,275
Unrealized profit on transactions with joint venture	(2,357)	(2,769)	—
Group’s share of results of significant joint ventures	4,009	102,789	4,275	111,073	16,045
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(5)	(1)
Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				111,068	16,044